Condensed Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 175.4	$ 173.2	$ 348.3	$ 345.7	$ 690.5	$ 678.6	$ 703.3
Operating costs and expenses:
Cost of revenues, excluding depreciation and amortization	95.5	94.1	193.9	190.0	390.5	405.8	415.7
Selling, general and administrative expenses	22.9	25.8	50.5	56.9	115.5	146.5	131.3
Depreciation and amortization	60.5	57.9	121.1	114.9	231.8	219.8	229.5
Restructuring, impairment, site closures and related costs	58.9		67.0
Impairment of notes receivable and other amounts due from affiliate		2.1		8.8
(Recovery) impairment of notes receivable from affiliate					(97.7)	127.7
Loss on asset sales						6.1
Total operating costs and expenses	237.8	179.9	432.5	370.6	640.1	905.9	776.5
Income (loss) from continuing operations	(62.4)	(6.7)	(84.2)	(24.9)	50.4	(227.3)	(73.2)
Interest expense, net	(43.1)	(42.1)	(86.3)	(85.4)	(169.4)	(152.7)	(108.7)
Other expenses, net	(0.4)	(0.4)	(0.9)	(0.7)	(0.3)	(0.9)	(4.8)
Loss from continuing operations before income taxes	(105.9)	(49.2)	(171.4)	(111.0)	(119.3)	(380.9)	(186.7)
Income tax benefit (expense)	12.9	(6.3)	25.8	8.1	(3.5)	85.9	41.3
Net loss from continuing operations					(122.8)	(295.0)	(145.4)
Net loss from discontinued operations, net of tax						(219.2)	(46.4)
Net loss	$ (93.0)	$ (55.5)	$ (145.6)	$ (102.9)	$ (122.8)	$ (514.2)	$ (191.8)